STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Nov. 12, 2022	Jan. 27, 2022	Oct. 14, 2021	Aug. 26, 2021	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 28, 2022	Feb. 02, 2022
Class of Stock [Line Items]
Common stock, shares authorized					75,000,000		75,000,000	75,000,000
Common stock, par value (in dollars per share)					$ 0.000001		$ 0.000001	$ 0.000001
Common Stock Shares Issued					1,500,362		341,023	142,716	2,587
Common stock, shares outstanding					1,500,362		341,023	142,716
Number of shares and warrent issued					254,141
Fair value of shares					$ 1,064,965
Number of shares outstanding					75,000		75,000	0
Option and warrant expense					$ 0	$ 0	$ 1,263,500	$ 0
Description of warrant					the Company issued warrants to purchase 265,000 common shares along with debt to various lenders as well as warrants to acquire 45,000 common shares as penalty interest. The table below provides the significant estimates used that resulted in the Company determining the relative fair value of the 265,000 warrants at $1,064,965, which has been recorded as a debt discount and the 45,000 warrants at $315,150 which has been recorded as interest both with corresponding adjustments to paid-in capital.			a warrant to acquire 95,000 shares of stock as part of a debt settlement transaction. The Warrant gives the holder the right to cash settle the warrants if a fundamental transaction as defined in the warrants occurs. However, a member of management and shareholder of the Company who controls approximately 60% of all voting shares would decide if a fundamental transaction would occur. The Company currently is not considering any fundamental transactions. Based on the above the Company used a Black Scholes model to record the value of the warrant. The warrants having a fair value of $351,500 was included as part of the consideration in the above mentioned debt settlement
Conversion of notes payable							125,000	$ 24,803
Accrued Interest							27,691	19,933
Fees							8,750
Derivative liabilities							$ 76,144	$ 20,185
Conversion of notes payable into shares							8,977	62,485
Proceeds from Issuance of Common Shares						2,099,683	$ 3,039,925	$ 250,000
Number of shares issue for fees to consultant							6,301
Number of shares issue for fees to consultant value							$ 137,555
Commitment fee							10,729	4,385
Commitment fee value							$ 234,237
Value of shares issued						107,500		350,000
Net proceeds of amount								250,000
Remaining share proceeds receivable								100,000
Charge to debt discount								$ 35,060
Issue of common Stock	90,000	30,000
Fair value of the warrant		$ 276,000	$ 585,000
Description of warrant								warrants to a broker to acquire 550 common shares for a fair value of $13,470 recorded as general and administrative expenses with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model
Chief Executive Officer [Member]
Class of Stock [Line Items]
Value of shares issued								$ 18,900
Number of shares issued								4,500
Issue of common Stock			50,000
Consultant [Member]
Class of Stock [Line Items]
Issue of common Stock				25,000
Common Stock [Member]
Class of Stock [Line Items]
Preferred Stock converted into common stock ( in shares)					905,110					905,110
Common Stock Shares Issued							172,300	17,500
Value of shares issued
Number of shares issued						5,000		62,485
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding					0		0	0
Preferred stock, shares issued					0		0	0
Preferred stock, shares authorized					330,000		330,000	330,000
Preferred stock, par value (in dollars per share)					$ 0.001		$ 0.001	$ 0.001
Value of shares issued
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding					20,000		20,000	20,000
Preferred stock, shares issued					20,000		20,000	20,000
Preferred stock, shares authorized					20,000		20,000	20,000
Preferred stock, par value (in dollars per share)					$ 0.001		$ 0.001	$ 0.001		$ 0.001
Value of shares issued
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding					0		7,250	7,250
Preferred stock, shares issued					0		7,250	7,250
Preferred stock, shares authorized					7,250		7,250	7,250
Preferred stock, par value (in dollars per share)					$ 0.001		$ 0.001	$ 0.001
Preferred Stock converted into common stock ( in shares)					7,250					7,250
Value of shares issued								$ 11,177
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding					870		870	870
Preferred stock, shares issued					870		870	870
Preferred stock, shares authorized					870		870	870
Preferred stock, par value (in dollars per share)					$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Voting Rights					These shares are non-voting		These shares are non-voting
Redemption price					$ 1,000		$ 1,000